Share-based Compensation - Schedule of restricted share units granted (Details)	12 Months Ended
	Jul. 31, 2022 Share $ / shares	Jul. 31, 2021 Share $ / shares
Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	1,517,236	24,008
October 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares		$ 3.16
Expiry period of RSUs		10 years
October 30, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted		7,161
October 30, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted		0
June 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares		$ 7.17
Expiry period of RSUs		10 years
June 17, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted		9,413
June 17, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted		0
July 29, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares		$ 5.38
Expiry period of RSUs		10 years
July 29, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted		7,434
July 29, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted		0
November 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unit value | $ / shares	$ 1.74
Expiry period of RSUs	10 years
November 1, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	1,517,236
November 1, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	0